Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued research and development expense	$ 1,799,583	$ 1,799,583	$ 1,799,583
Accrued directors and officers (owners) compensation		1,025,867	1,018,253
Accrued royalties		255,592	274,028
Accrued compensation and employee benefits	140,252	126,106	29,138
Others		302,274	427,350
Total	$ 3,826,819	$ 3,509,422	$ 3,548,352